Revenue from Contracts with Customers (Details) - Schedule of revenues disaggregated - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenues Disaggregated [Abstract]
Advertising	$ 31,139,398	$ 6,859,059
Licensing and other	8,244,886	2,607,304
Total revenues	$ 39,384,284	$ 9,466,363